UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2010

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                 2/9/11
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 119

Form 13F Information Table Value Total: $294,028 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None



Name of Issuer                            Title          CUSIP       Values    Shares   Investment   Other       Voting Authority
                                         Of Class                                       Discretion   Mgrs      Sole   Shared   None

ACE Ltd                                    SHS         H0023R105      4,560     73,259                        73,259
ABB LTD                               SPONSORED ADR    000375204      2,420    107,803                       107,803
Acme Packet Inc                            COM         004764106      4,642     87,318                        87,318
Aixtron Aktiengesellschaft            SPONSORED ADR    009606104        499     13,422                        13,422
Amazon Com Inc                             COM         023135106      3,052     16,954                        16,954
American Express Co                        COM         025816109      4,981    116,062                       116,062
American Superconductor Co                 COM         030111108      2,546     89,054                        89,054
Ancestry Com Inc                           COM         032803108      3,293    116,262                       116,262
Apple Inc                                  COM         037833100      9,960     30,879                        30,879
ARM Hldgs PLC                         SPONSORED ADR    042068106      1,653     79,680                        79,680
Aruba Networks Inc                         COM         043176106      1,235     59,128                        59,128
Baidu Inc                            SPON ADR REP A    056752108      3,749     38,836                        38,836
Banco Santander Brasil S A           ADS REP 1 UNIT    05967A107      3,761    276,515                       276,515
Bank of America Corporatio                 COM         060505104        371     27,793                        27,793
Barclays BK PLC                     DJUBS CMDT ETN36   06738C778      1,678     34,164                        34,164
Barrick Gold Corp                          COM         067901108      5,318     99,998                        99,998
Beacon Power Corp                          COM         073677106          3     15,000                        15,000
Becton Dickinson & Co                      COM         075887109      3,631     42,955                        42,955
Berkshire Hathaway Inc Del              CL B NEW       084670702      2,030     25,340                        25,340
Blackrock Inc                              COM         09247X101      2,064     10,830                        10,830
Bldrs Index Fds Tr                   EMER MK 50 ADR    09348R300      2,884     59,896                        59,896
Cavium Networks Inc                        COM         14965A101      1,556     41,284                        41,284
Cenovus Energy Inc                         COM         15135U109      1,852     55,724                        55,724
Centrais Electricas Brasil            SPONSORED ADR    15234Q207      2,503    182,032                       182,032
Chevron Corp New                           COM         166764100        835      9,154                         9,154
Coach Inc                                  COM         189754104      2,592     46,865                        46,865
Cninsure Inc                          SPONSORED ADR    18976M103      1,360     78,668                        78,668
Concord Med Svcs Hldgs Ltd            SPONSORED ADR    206277105      1,122    151,787                       151,787
ConocoPhillips                             COM         20825C104        588      8,638                         8,638
Cree Inc                                   COM         225447101      1,608     24,400                        24,400
Ctrip Com Intl Ltd                  AMERICAN DEP SHS   22943F100      1,872     46,284                        46,284
Dolby Laboratories Inc                     COM         25659T107      2,913     43,673                        43,673
Dragonwave Inc                             COM         26144M103      1,382    163,745                       163,745
EGA Emerging Global Shs Tr           EM GLB SHS IND    268461811      2,196     99,616                        99,616
Encana Corp                                COM         292505104      1,711     58,774                        58,774
Entergy Corp NEW                           COM         29364G103      1,469     20,737                        20,737
Expeditors Intl Wash Inc                   COM         302130109      1,354     24,796                        24,796
Exxon Mobil Corp                           COM         30231G102      4,653     63,634                        63,634
FLIR Sys Inc                               COM         302445101      2,559     86,030                        86,030
F5 Networks Inc                            COM         315616102      3,265     25,083                        25,083
First Solar Inc                            COM         336433107        402      3,090                         3,090
GT Solar Intl Inc                          COM         3623E0209      3,217    352,712                       352,712
General Electric Co                        COM         369604103        577     31,533                        31,533
Global X FDS                         CHINA CONS ETF    37950E408        650     35,951                        35,951
Global X FDS                         BRAZIL MID CAP    37950E788        362     19,585                        19,585
Goldcorp Inc New                           COM         380956409      6,142    133,583                       133,583
Goldman Sachs Group Inc                    COM         38141G104      3,159     18,783                        18,783
Google Inc                                CL A         38259P508      8,475     14,268                        14,268
Graftech Intl Ltd                          COM         384313102      1,470     74,093                        74,093
Green Dot Corp                            CL A         39304D102      3,741     65,924                        65,924
Green Mtn Coffee Roasters                  COM         393122106      3,987    121,342                       121,342
GreenHill & Co Inc                         COM         395259104      1,173     14,355                        14,355
HDFC Bank Ltd                        ADR REPS 3 SHS    40415F101      2,748     16,444                        16,444
ICICI Bk Ltd                               ADR         45104G104      2,848     56,249                        56,249
Imperial Oil Ltd                         COM NEW       453038408      2,320     57,267                        57,267
Intuitive Surgical Inc                   COM NEW       46120E602      2,244      8,708                         8,708
IShares Inc                            MSCI BRAZIL     464286400        384      4,958                         4,958
IShares Tr                            S&P 500 INDEX    464287200      8,892     70,428                        70,428
IShares Tr                            BARCLY USAGG B   464287226      2,666     25,214                        25,214
IShares Tr                            MSCI EMERG MKT   464287234      5,293    111,108                       111,108
IShares Tr                              S&P500 GRW     464287309        281      4,281                         4,281
IShares Tr                            MSCI EAFE IDX    464287465      2,032     34,900                        34,900
IShares Tr                            S&P MC 400 GRW   464287606        400      3,967                         3,967
IShares Tr                            RUSL 3000 VALU   464287663      2,432     28,530                        28,530
IShares Tr                             S&P EURO PLUS   464287861      1,606     40,885                        40,885
IShares Tr                            S&P SMLCP GROW   464287887        533      7,345                         7,345
IShares Tr                           S&P NTL AMTFREE   464288414        375      3,785                         3,785
IShares Tr                            HIGH YLD CORP    464288513      1,999     22,143                        22,143
IShares Tr                          BARCLYS INTER CR   464288638      3,437     32,677                        32,677
IShares Tr                         BARCLYS 1-3 YR CR   464288646        631      6,053                         6,053
IShares Tr                           US PFD STK IDX    464288687      1,977     50,945                        50,945
Itau Unibanco Hldg SA               SPON ADR REP PFD   465562106      2,728    113,604                       113,604
J Crew Group Inc                           COM         46612H402      2,276     52,768                        52,768
JPMorgan Chase & Co                        COM         46625H100      3,692     87,040                        87,040
Johnson Ctls Inc                           COM         478366107      4,174    109,258                       109,258
KeyCorp NEW                                COM         493267108      2,210    249,662                       249,662
Kinder Morgan Energy Partn           UT LTD PARTNER    494550106        323      4,600                         4,600
Longtop Finl Technologies                  ADR         54318P108      4,162    115,024                       115,024
Lubrizol Corp                              COM         549271104        224      2,100                         2,100
Market Vectors ETF Tr                GOLD MINER ETF    57060U100        871     14,170                        14,170
Netflix Inc                                COM         64110L106      4,615     26,269                        26,269
New Oriental Ed & Tech Grp              SPON ADR       647581107        699      6,641                         6,641
Northern Oil & Gas Inc NEV                 COM         665531109      1,683     61,839                        61,839
Nuveen Mun Value Fd Inc                    COM         670928100        120     13,060                        13,060
OpenTable Inc                              COM         68372A104      1,551     22,001                        22,001
Oracle Corp                                COM         68389X105        420     13,406                        13,406
PepsiCo Inc                                COM         713448108      1,663     25,451                        25,451
Pharmaceutical Hlders Tr             DEPOSITRY RCPT    71712A206      1,439     22,150                        22,150
Pimco ETF Tr                        INTER MUN BD ST    72201R866      1,051     20,860                        20,860
Plum Creek Timber Co Inc                   COM         729251108        281      7,500                         7,500
Powershares QQQ Trust                   UNIT SER 1     73935A104      1,055     19,369                        19,369
Powershares ETF Trust                 HI YLD EQ DVDN   73935X302      2,449    276,459                       276,459
Powershares ETF Trust                  DYN OIL SVCS    73935X625      3,246    148,697                       148,697
Powershares ETF Trust                 DYN NETWKG PRT   73935X815        534     20,171                        20,171
Powershares ETF Trust II              DWA EMRG MKTS    73936Q207        567     30,901                        30,901
Powershares ETF Trust II              GLOB GLD&P ETF   73936Q876      4,456     89,108                        89,108
Procter & Gamble Co                        COM         742718109      1,075     16,717                        16,717
Rovi Corp                                  COM         779376102      4,517     72,846                        72,846
SPDR Gold Trust                         GOLD SHS       78463V107     22,973    165,610                       165,610
SPDR Series Trust                    BRCLYS CAP CONV   78464A359        456     11,100                        11,100
SPDR Series Trust                    DB INT GVT ETF    78464A490      1,130     19,443                        19,443
SPDR Series Trust                    S&P RETAIL ETF    78464A714        691     14,291                        14,291
SPDR Series Trust                    DJ MID GRW ETF    78464A821        669      8,903                         8,903
Salesforce Com Inc                         COM         79466L302      2,825     21,405                        21,405
Simon Ppty Group Inc NEW                   COM         828806109        260      2,612                         2,612
Solarwinds Inc                             COM         83416B109      3,796    197,181                       197,181
Stericycle Inc                             COM         858912108      1,709     21,123                        21,123
Thoratec Corp                            COM NEW       885175307      1,983     70,023                        70,023
Urban Outfitters Inc                       COM         917047102      4,883    136,357                       136,357
Vanguard World FDS                   UTILITIES ETF     92204A876      3,508     52,294                        52,294
Vanguard Intl Equity Index            EMR MKT ETF      922042858        972     20,186                        20,186
Veeco Instrs Inc DEL                       COM         922417100      1,768     41,151                        41,151
Vanguard Index FDS                      REIT ETF       922908553      2,672     48,252                        48,252
Vanguard Index FDS                   EXTEND MKT ETF    922908652      2,905     53,385                        53,385
Visa Inc                                COM CL A       92826C839      3,685     52,359                        52,359
WMWare Inc                              CL A COM       928563402      1,439     16,182                        16,182
Volcano Corporation                        COM         928645100      1,506     55,139                        55,139
WisdomTree Trust                     EMERG MKTS ETF    97717W315        270      4,524                         4,524
Wright Express Corp                        COM         98233Q105      3,675     79,893                        79,893